Document and Entity Information	Jan. 04, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001785173
Document Type	8-K/A
Document Period End Date	Jan. 04, 2023
Entity Registrant Name	89bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39122
Entity Tax Identification Number	36-4946844
Entity Address, Address Line One	142 Sansome Street
Entity Address, Address Line Two	Second Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	432-9270
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ETNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On January 6, 2023, 89bio, Inc. filed a Current Report on Form 8-K (the “Original 8-K”) to report, among other things, that it had entered into the Loan Agreement and agreed to issue the Warrant to K2HV on the 16th VWAP Trading Day following the Closing Date. This Current Report on Form 8-K/A amends the Original 8-K solely to (i) provide the conversion price for the Term Loan, (ii) provide the number of shares subject to the Warrant and the warrant price and (ii) file the form of Warrant as an exhibit. There are no other modifications or updates to any of the information made in the Original 8-K. All defined terms used in this Explanatory Note shall have the meanings set forth below.